Investment Risks	12 Months Ended
Dec. 31, 2024
Blue Chip Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Blue Chip Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Blue Chip Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Blue Chip Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Blue Chip Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Blue Chip Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Blue Chip Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Blue Chip Account | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Bond Market Index Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Bond Market Index Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Bond Market Index Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Bond Market Index Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Bond Market Index Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Bond Market Index Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Bond Market Index Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Bond Market Index Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Bond Market Index Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Bond Market Index Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Bond Market Index Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Core Plus Bond Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Core Plus Bond Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Core Plus Bond Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Core Plus Bond Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Core Plus Bond Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Core Plus Bond Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Core Plus Bond Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Core Plus Bond Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Core Plus Bond Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Core Plus Bond Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Core Plus Bond Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Core Plus Bond Account | Derivatives Risk, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
Core Plus Bond Account | Derivatives Risk, Futures And Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Core Plus Bond Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Core Plus Bond Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Core Plus Bond Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Core Plus Bond Account | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Core Plus Bond Account | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Core Plus Bond Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Core Plus Bond Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Balanced Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Balanced Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Balanced Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Balanced Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Balanced Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Balanced Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Balanced Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Balanced Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Balanced Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Balanced Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Balanced Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Balanced Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Balanced Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Balanced Adaptive Allocation Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Adaptive Allocation Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Balanced Adaptive Allocation Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Balanced Adaptive Allocation Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Balanced Adaptive Allocation Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Balanced Adaptive Allocation Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Balanced Adaptive Allocation Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Balanced Adaptive Allocation Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Balanced Adaptive Allocation Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Balanced Adaptive Allocation Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Balanced Adaptive Allocation Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Diversified Balanced Adaptive Allocation Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Balanced Adaptive Allocation Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Balanced Adaptive Allocation Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Adaptive Allocation Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Diversified Balanced Adaptive Allocation Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Diversified Balanced Adaptive Allocation Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Balanced Adaptive Allocation Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Diversified Balanced Strategic Allocation Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Strategic Allocation Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Balanced Strategic Allocation Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Balanced Strategic Allocation Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Balanced Strategic Allocation Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Balanced Strategic Allocation Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Balanced Strategic Allocation Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Balanced Strategic Allocation Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Balanced Strategic Allocation Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Balanced Strategic Allocation Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Diversified Balanced Strategic Allocation Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Diversified Balanced Strategic Allocation Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Diversified Balanced Strategic Allocation Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Balanced Strategic Allocation Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Balanced Strategic Allocation Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Balanced Strategic Allocation Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Diversified Balanced Strategic Allocation Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Diversified Balanced Strategic Allocation Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund
Diversified Balanced Strategic Allocation Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Growth Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Diversified Growth Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Diversified Growth Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Growth Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Growth Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Growth Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Growth Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Growth Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Growth Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Growth Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Growth Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Growth Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Growth Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Growth Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Growth Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Growth Adaptive Allocation Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Adaptive Allocation Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Diversified Growth Adaptive Allocation Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Diversified Growth Adaptive Allocation Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Growth Adaptive Allocation Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Growth Adaptive Allocation Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Growth Adaptive Allocation Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Growth Adaptive Allocation Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Growth Adaptive Allocation Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Growth Adaptive Allocation Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Growth Adaptive Allocation Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Growth Adaptive Allocation Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Growth Adaptive Allocation Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Diversified Growth Adaptive Allocation Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Growth Adaptive Allocation Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Growth Adaptive Allocation Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Adaptive Allocation Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Diversified Growth Adaptive Allocation Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Diversified Growth Adaptive Allocation Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund
Diversified Growth Adaptive Allocation Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Growth Strategic Allocation Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Strategic Allocation Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Diversified Growth Strategic Allocation Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Diversified Growth Strategic Allocation Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Growth Strategic Allocation Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Growth Strategic Allocation Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Growth Strategic Allocation Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Growth Strategic Allocation Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Growth Strategic Allocation Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Growth Strategic Allocation Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Growth Strategic Allocation Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Growth Strategic Allocation Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Diversified Growth Strategic Allocation Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Diversified Growth Strategic Allocation Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Diversified Growth Strategic Allocation Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Growth Strategic Allocation Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Growth Strategic Allocation Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Growth Strategic Allocation Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Diversified Growth Strategic Allocation Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Diversified Growth Strategic Allocation Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Growth Strategic Allocation Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Income Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Income Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Income Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Diversified Income Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Diversified Income Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Diversified Income Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Diversified Income Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Diversified Income Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Diversified Income Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Diversified Income Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Income Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Diversified Income Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Income Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Income Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Income Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified International Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Diversified International Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Diversified International Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Diversified International Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Diversified International Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified International Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Diversified International Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified International Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Diversified International Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified International Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Income Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Equity Income Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Equity Income Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Equity Income Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Equity Income Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Equity Income Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Equity Income Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Emerging Markets Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Global Emerging Markets Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Global Emerging Markets Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Global Emerging Markets Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Global Emerging Markets Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Global Emerging Markets Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Global Emerging Markets Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Global Emerging Markets Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Global Emerging Markets Account | Emerging Markets Risk, China Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Global Emerging Markets Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Global Emerging Markets Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government and High Quality Bond Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Government and High Quality Bond Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Government and High Quality Bond Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Government and High Quality Bond Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Government and High Quality Bond Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.
Government and High Quality Bond Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Government and High Quality Bond Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Government and High Quality Bond Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Government and High Quality Bond Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Government and High Quality Bond Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Government and High Quality Bond Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Government and High Quality Bond Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LargeCap Growth Account I | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
LargeCap Growth Account I | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
LargeCap Growth Account I | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
LargeCap Growth Account I | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
LargeCap Growth Account I | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
LargeCap Growth Account I | Passive Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
LargeCap Growth Account I | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
LargeCap Growth Account I | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LargeCap Growth Account I | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
LargeCap S&P 500 Index Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
LargeCap S&P 500 Index Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
LargeCap S&P 500 Index Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
LargeCap S&P 500 Index Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
LargeCap S&P 500 Index Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
LargeCap S&P 500 Index Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
LargeCap S&P 500 Index Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
LargeCap S&P 500 Index Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LargeCap S&P 500 Managed Volatility Index Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
LargeCap S&P 500 Managed Volatility Index Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
LargeCap S&P 500 Managed Volatility Index Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
LargeCap S&P 500 Managed Volatility Index Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
LargeCap S&P 500 Managed Volatility Index Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
LargeCap S&P 500 Managed Volatility Index Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
LargeCap S&P 500 Managed Volatility Index Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
LargeCap S&P 500 Managed Volatility Index Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
LargeCap S&P 500 Managed Volatility Index Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
LargeCap S&P 500 Managed Volatility Index Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
LargeCap S&P 500 Managed Volatility Index Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MidCap Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
MidCap Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
MidCap Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
MidCap Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
MidCap Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
MidCap Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Capital Appreciation Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Capital Appreciation Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Capital Appreciation Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Capital Appreciation Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Capital Appreciation Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime Strategic Income Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime Strategic Income Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime Strategic Income Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime Strategic Income Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime Strategic Income Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime Strategic Income Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime Strategic Income Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime Strategic Income Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Principal Lifetime Strategic Income Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Principal Lifetime Strategic Income Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Principal Lifetime Strategic Income Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime Strategic Income Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime Strategic Income Account | Derivatives Risk, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
Principal Lifetime Strategic Income Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime Strategic Income Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime Strategic Income Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime Strategic Income Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime Strategic Income Account | Derivatives Risk, Forward Contracts, Futures And Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime Strategic Income Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime Strategic Income Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime 2020 Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2020 Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime 2020 Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime 2020 Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime 2020 Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime 2020 Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime 2020 Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime 2020 Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Principal Lifetime 2020 Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Principal Lifetime 2020 Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Principal Lifetime 2020 Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime 2020 Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2020 Account | Derivatives Risk, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
Principal Lifetime 2020 Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime 2020 Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Lifetime 2020 Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2020 Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2020 Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime 2020 Account | Derivatives Risk, Forward Contracts, Futures And Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime 2020 Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime 2020 Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime 2030 Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2030 Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime 2030 Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime 2030 Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime 2030 Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime 2030 Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime 2030 Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Principal Lifetime 2030 Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime 2030 Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Principal Lifetime 2030 Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Principal Lifetime 2030 Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Principal Lifetime 2030 Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime 2030 Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2030 Account | Derivatives Risk, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
Principal Lifetime 2030 Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime 2030 Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Lifetime 2030 Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2030 Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2030 Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime 2030 Account | Derivatives Risk, Forward Contracts, Futures And Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime 2030 Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime 2030 Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime 2040 Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2040 Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime 2040 Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime 2040 Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime 2040 Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime 2040 Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime 2040 Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Principal Lifetime 2040 Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime 2040 Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Principal Lifetime 2040 Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Principal Lifetime 2040 Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Principal Lifetime 2040 Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime 2040 Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2040 Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Principal Lifetime 2040 Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime 2040 Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime 2040 Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Lifetime 2040 Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2040 Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2040 Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime 2040 Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime 2040 Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime 2050 Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2050 Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime 2050 Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime 2050 Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime 2050 Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime 2050 Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime 2050 Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Principal Lifetime 2050 Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime 2050 Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime 2050 Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2050 Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Principal Lifetime 2050 Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime 2050 Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime 2050 Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Lifetime 2050 Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2050 Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2050 Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime 2050 Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime 2050 Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Lifetime 2060 Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2060 Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Principal Lifetime 2060 Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Lifetime 2060 Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Principal Lifetime 2060 Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Lifetime 2060 Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Principal Lifetime 2060 Account | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Principal Lifetime 2060 Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Lifetime 2060 Account | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Lifetime 2060 Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2060 Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Principal Lifetime 2060 Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Lifetime 2060 Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Principal Lifetime 2060 Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Principal Lifetime 2060 Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Principal Lifetime 2060 Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Principal Lifetime 2060 Account | Target Date Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Lifetime 2060 Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Lifetime 2060 Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Real Estate Securities Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Real Estate Securities Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Real Estate Securities Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Real Estate Securities Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Real Estate Securities Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Real Estate Securities Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Real Estate Securities Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Real Estate Securities Account | Industry Concentration Risk, Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Real Estate Securities Account | Non-Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Securities Account | Real Estate Investment Trusts ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Real Estate Securities Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Asset Management Balanced Portfolio Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Balanced Portfolio Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Strategic Asset Management Balanced Portfolio Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Strategic Asset Management Balanced Portfolio Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Strategic Asset Management Balanced Portfolio Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Strategic Asset Management Balanced Portfolio Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Strategic Asset Management Balanced Portfolio Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Strategic Asset Management Balanced Portfolio Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Strategic Asset Management Balanced Portfolio Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Strategic Asset Management Balanced Portfolio Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Strategic Asset Management Balanced Portfolio Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Strategic Asset Management Balanced Portfolio Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Balanced Portfolio Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Strategic Asset Management Balanced Portfolio Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Asset Management Conservative Balanced Portfoilio Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Conservative Balanced Portfoilio Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Strategic Asset Management Conservative Balanced Portfoilio Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Strategic Asset Management Conservative Balanced Portfoilio Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Strategic Asset Management Conservative Balanced Portfoilio Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Strategic Asset Management Conservative Balanced Portfoilio Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Strategic Asset Management Conservative Balanced Portfoilio Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Strategic Asset Management Conservative Balanced Portfoilio Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Strategic Asset Management Conservative Balanced Portfoilio Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Strategic Asset Management Conservative Balanced Portfoilio Account | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Strategic Asset Management Conservative Balanced Portfoilio Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Strategic Asset Management Conservative Balanced Portfoilio Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Strategic Asset Management Conservative Balanced Portfoilio Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Conservative Balanced Portfoilio Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Strategic Asset Management Conservative Balanced Portfoilio Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Asset Management Conservative Growth Portfolio Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Conservative Growth Portfolio Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Strategic Asset Management Conservative Growth Portfolio Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Strategic Asset Management Conservative Growth Portfolio Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Strategic Asset Management Conservative Growth Portfolio Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Strategic Asset Management Conservative Growth Portfolio Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Strategic Asset Management Conservative Growth Portfolio Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Strategic Asset Management Conservative Growth Portfolio Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Strategic Asset Management Conservative Growth Portfolio Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Strategic Asset Management Conservative Growth Portfolio Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Strategic Asset Management Conservative Growth Portfolio Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Conservative Growth Portfolio Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Strategic Asset Management Conservative Growth Portfolio Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Asset Management Flexible Income Portfolio Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Flexible Income Portfolio Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Strategic Asset Management Flexible Income Portfolio Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Strategic Asset Management Flexible Income Portfolio Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Strategic Asset Management Flexible Income Portfolio Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Strategic Asset Management Flexible Income Portfolio Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Strategic Asset Management Flexible Income Portfolio Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Strategic Asset Management Flexible Income Portfolio Account | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Strategic Asset Management Flexible Income Portfolio Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Strategic Asset Management Flexible Income Portfolio Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Strategic Asset Management Flexible Income Portfolio Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Flexible Income Portfolio Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Strategic Asset Management Flexible Income Portfolio Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Asset Management Strategic Growth Portfolio Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Strategic Growth Portfolio Account | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Strategic Asset Management Strategic Growth Portfolio Account | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Strategic Asset Management Strategic Growth Portfolio Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Strategic Asset Management Strategic Growth Portfolio Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Strategic Asset Management Strategic Growth Portfolio Account | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Strategic Asset Management Strategic Growth Portfolio Account | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Strategic Asset Management Strategic Growth Portfolio Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Strategic Asset Management Strategic Growth Portfolio Account | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Strategic Asset Management Strategic Growth Portfolio Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Strategic Asset Management Strategic Growth Portfolio Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Short-Term Income Account | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Short-Term Income Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short-Term Income Account | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Short-Term Income Account | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Short-Term Income Account | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Short-Term Income Account | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Short-Term Income Account | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Short-Term Income Account | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Short-Term Income Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Short-Term Income Account | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Short-Term Income Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Short-Term Income Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SmallCap Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
SmallCap Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
SmallCap Account | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
SmallCap Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
SmallCap Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. LargeCap S&P 500 Index Buffer January Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
U.S. LargeCap S&P 500 Index Buffer January Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
U.S. LargeCap S&P 500 Index Buffer January Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
U.S. LargeCap S&P 500 Index Buffer January Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer January Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer January Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
U.S. LargeCap S&P 500 Index Buffer January Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer January Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
U.S. LargeCap S&P 500 Index Buffer January Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer January Account | Passive Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
U.S. LargeCap S&P 500 Index Buffer January Account | Buffered Loss Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
U.S. LargeCap S&P 500 Index Buffer January Account | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
U.S. LargeCap S&P 500 Index Buffer January Account | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
U.S. LargeCap S&P 500 Index Buffer January Account | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
U.S. LargeCap S&P 500 Index Buffer January Account | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]	Outcome Period Risk. The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
U.S. LargeCap S&P 500 Index Buffer January Account | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
U.S. LargeCap S&P 500 Index Buffer January Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
U.S. LargeCap S&P 500 Index Buffer January Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. LargeCap S&P 500 Index Buffer April Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
U.S. LargeCap S&P 500 Index Buffer April Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
U.S. LargeCap S&P 500 Index Buffer April Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
U.S. LargeCap S&P 500 Index Buffer April Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer April Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer April Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
U.S. LargeCap S&P 500 Index Buffer April Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer April Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
U.S. LargeCap S&P 500 Index Buffer April Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer April Account | Passive Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
U.S. LargeCap S&P 500 Index Buffer April Account | Buffered Loss Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
U.S. LargeCap S&P 500 Index Buffer April Account | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
U.S. LargeCap S&P 500 Index Buffer April Account | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
U.S. LargeCap S&P 500 Index Buffer April Account | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
U.S. LargeCap S&P 500 Index Buffer April Account | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]	Outcome Period Risk. The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
U.S. LargeCap S&P 500 Index Buffer April Account | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
U.S. LargeCap S&P 500 Index Buffer April Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
U.S. LargeCap S&P 500 Index Buffer April Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. LargeCap S&P 500 Index Buffer July Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
U.S. LargeCap S&P 500 Index Buffer July Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
U.S. LargeCap S&P 500 Index Buffer July Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
U.S. LargeCap S&P 500 Index Buffer July Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer July Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer July Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
U.S. LargeCap S&P 500 Index Buffer July Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer July Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
U.S. LargeCap S&P 500 Index Buffer July Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer July Account | Passive Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
U.S. LargeCap S&P 500 Index Buffer July Account | Buffered Loss Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
U.S. LargeCap S&P 500 Index Buffer July Account | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
U.S. LargeCap S&P 500 Index Buffer July Account | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
U.S. LargeCap S&P 500 Index Buffer July Account | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
U.S. LargeCap S&P 500 Index Buffer July Account | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]	Outcome Period Risk. The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
U.S. LargeCap S&P 500 Index Buffer July Account | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
U.S. LargeCap S&P 500 Index Buffer July Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
U.S. LargeCap S&P 500 Index Buffer July Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. LargeCap S&P 500 Index Buffer October Account | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
U.S. LargeCap S&P 500 Index Buffer October Account | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
U.S. LargeCap S&P 500 Index Buffer October Account | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
U.S. LargeCap S&P 500 Index Buffer October Account | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer October Account | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer October Account | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

U.S. LargeCap S&P 500 Index Buffer October Account | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
U.S. LargeCap S&P 500 Index Buffer October Account | Volatility Mitigation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
U.S. LargeCap S&P 500 Index Buffer October Account | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
U.S. LargeCap S&P 500 Index Buffer October Account | Passive Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
U.S. LargeCap S&P 500 Index Buffer October Account | Buffered Loss Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
U.S. LargeCap S&P 500 Index Buffer October Account | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
U.S. LargeCap S&P 500 Index Buffer October Account | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
U.S. LargeCap S&P 500 Index Buffer October Account | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
U.S. LargeCap S&P 500 Index Buffer October Account | Outcome Period Risk Member
Prospectus [Line Items]
Risk [Text Block]	Outcome Period Risk. The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
U.S. LargeCap S&P 500 Index Buffer October Account | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
U.S. LargeCap S&P 500 Index Buffer October Account | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
U.S. LargeCap S&P 500 Index Buffer October Account | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.